Summary of Significant Accounting Policies - Schedule of Accumulated Removal Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accumulated Removal Costs [Abstract]
Accumulated removal costs	$ 304,000	$ 279,000